Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Voyage revenues	$ 30,710	$ 33,170	$ 27,760
Expenses:
Voyage related costs and commissions	(6,611)	(4,725)	(10,030)
Vessel operating expenses	(12,871)	(13,188)	(11,064)
General and administrative expenses	(2,574)	(1,773)	(93)
Management fees, related parties	(631)	(577)	(611)
Management fees, other	(1,024)	(1,061)	(922)
Amortization of special survey costs	(236)	(174)	(203)
Depreciation	(5,768)	(5,710)	(5,446)
Vessel impairment charge	(3,998)		(16,930)
Operating (loss) / income	(3,003)	5,962	(17,539)
Other income / (expenses):
Other income		74
Interest and finance costs, net	(2,810)	(2,531)	(1,704)
Total other expenses, net	(2,810)	(2,457)	(1,704)
Net (loss) / income	$ (5,813)	$ 3,505	$ (19,243)
(Loss) / earnings per common share, basic and diluted	$ (0.32)	$ 0.19	$ (1.05)
Weighted average number of shares, basic	18,277,893	18,244,671	18,244,671
Weighted average number of shares, diluted	18,277,893	18,277,893	18,244,671